COMMUNITY FIRST BANCORPORATION (PARENT COMPANY ONLY)	12 Months Ended
Dec. 31, 2011
COMMUNITY FIRST BANCORPORATION (PARENT COMPANY ONLY)
COMMUNITY FIRST BANCORPORATION (PARENT COMPANY ONLY)

NOTE R — COMMUNITY FIRST BANCORPORATION (PARENT COMPANY ONLY)

	December 31,
	2011	2010
Condensed Balance Sheets
Assets
Cash	$466,229	$766,351
Investment in banking subsidiary	38,376,211	40,206,729
Investment in nonbanking subsidiary	4,074,678	4,140,850
Land held for sale	138,551	138,551
Other assets	100,828	58,948
Total assets	$43,156,497	$45,311,429

Liabilities
Due to nonbanking subsidiry	$91,634	$—
Shareholders’ equity	43,064,863	45,311,429
Total liabilities and shareholders’ equity	$43,156,497	$45,311,429

	Years Ended December 31,
	2011	2010	2009
Condensed Statements of Income
Income
Interest income	$4,838	$11,147	$13,690
Total income	4,838	11,147	13,690
Expenses
Interest expense	—	—	47,119
Other expenses	104,280	184,524	138,030
Total expenses	104,280	184,524	185,149
Income (loss) before income taxes and equity in undistributed earnings of subsidiaries	(99,442)	(173,377)	(171,459)
Income tax expense (credit)	—	(58,948)	(58,296)
Equity in undistributed earnings (loss) of banking subsidiary	(3,256,426)	1,236,477	1,213,877
Equity in undistributed earnings (loss) of nonbanking subsidiary	(66,172)	(9,150)	—
Net income (loss)	$(3,422,040)	$1,112,898	$1,100,714

	Years Ended December 31,
	2011	2010	2009
Condensed Statements of Cash Flows
Operating activities
Net income (loss)	$(3,422,040)	$1,112,898	$1,100,714
Adjustments to reconcile net income (loss) to net cash used by operating activities
Equity in undistributed loss (earnings) of banking subsidiary	3,256,426	(1,236,477)	(1,213,877)
Equity in undistributed loss of nonbanking subsidiary	66,172	9,150	—
Increase in other assets	(41,880)	(652)	(33,621)
Other	1	(2)	—
Net cash used by operating activities	(141,321)	(115,083)	(146,784)
Investing activities
Investment in nonbanking subsidiary	—	—	(4,150,000)
Net cash used by investing activities	—	—	(4,150,000)
Financing activities
Exercise of employee stock options	—	16,873	486,232
Proceeds borrowed from nonbanking subsidiary	91,634	—	—
Net proceeds from issuing preferred stock (costs of $23,785)	—	—	3,126,215
Common stock repurchased and cancelled	(91,634)	—	(79,985)
Payment of dividends on preferred stock	(157,500)	(157,500)	—
Payment of cash in lieu of fractional shares for common stock dividend	(1,301)	(2,070)	(6,515)
Net cash (used) provided by financing activities	(158,801)	(142,697)	3,525,947
Decrease in cash and cash equivalents	(300,122)	(257,780)	(770,837)
Cash and cash equivalents, beginning	766,351	1,024,131	1,794,968
Cash and cash equivalents, ending	$466,229	$766,351	$1,024,131